Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,733,807.23

Principal:
Principal Collections	$26,627,426.38
Prepayments in Full	$15,879,193.18
Liquidation Proceeds	$516,869.58
Recoveries	$4,030.41
Sub Total	$43,027,519.55
Collections	$47,761,326.78

Purchase Amounts:
Purchase Amounts Related to Principal	$118,045.11
Purchase Amounts Related to Interest	$602.34
Sub Total	$118,647.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,879,974.23

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$47,879,974.23
Servicing Fee	$1,052,712.35	$1,052,712.35	$0.00	$0.00	$46,827,261.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,827,261.88
Interest - Class A-2 Notes	$202,607.10	$202,607.10	$0.00	$0.00	$46,624,654.78
Interest - Class A-3 Notes	$383,460.00	$383,460.00	$0.00	$0.00	$46,241,194.78
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$46,090,583.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,090,583.11
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$46,016,385.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,016,385.78
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$45,953,245.78
Third Priority Principal Payment	$9,360,844.63	$9,360,844.63	$0.00	$0.00	$36,592,401.15
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$36,515,054.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,515,054.65
Regular Principal Payment	$33,398,102.67	$33,398,102.67	$0.00	$0.00	$3,116,951.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,116,951.98
Residuel Released to Depositor	$0.00	$3,116,951.98	$0.00	$0.00	$0.00
Total		$47,879,974.23

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$9,360,844.63
First Priority Principal Payment					$33,398,102.67
Total					$42,758,947.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$42,758,947.30	$94.08	$202,607.10	$0.45	$42,961,554.40	$94.53
Class A-3 Notes	$0.00	$0.00	$383,460.00	$0.70	$383,460.00	$0.70
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$42,758,947.30	$26.55	$951,362.60	$0.59	$43,710,309.90	$27.14

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$392,142,765.27	0.8628004	$349,383,817.97	0.7687213
Class A-3 Notes	$547,800,000.00	1.0000000	$547,800,000.00	1.0000000
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,207,602,765.27	0.7498962	$1,164,843,817.97	0.7233437

Pool Information
Weighted Average APR	4.454%	4.447%
Weighted Average Remaining Term	53.33	52.52
Number of Receivables Outstanding	57,865	56,490
Pool Balance	$1,263,254,817.08	$1,219,891,217.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,208,020,737.91	$1,166,671,920.64
Pool Factor	0.7669912	0.7406627

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$18,298,368.26
Yield Supplement Overcollateralization Amount	$53,219,296.88
Targeted Overcollateralization Amount	$55,047,399.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,047,399.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2012
Payment Date	8/15/2012
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		151	$222,065.31
(Recoveries)		9	$4,030.41
Net Losses for Current Collection Period			$218,034.90
Cumulative Net Losses Last Collection Period			$901,205.67
Cumulative Net Losses for all Collection Periods			$1,119,240.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.21%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.05%	561	$12,765,447.72
61-90 Days Delinquent	0.09%	46	$1,146,676.86
91-120 Days Delinquent	0.02%	9	$200,368.80
Over 120 Days Delinquent	0.02%	9	$207,245.85
Total Delinquent Receivables	1.17%	625	$14,319,739.23

Repossession Inventory:
Repossessed in the Current Collection Period		47	$1,156,386.33
Total Repossessed Inventory		57	$1,536,050.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2333%
Preceding Collection Period			0.3075%
Current Collection Period			0.2107%
Three Month Average			0.2505%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0774%
Preceding Collection Period			0.0916%
Current Collection Period			0.1133%
Three Month Average			0.0941%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer